Organization and Nature of Business	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Organization and Nature of Business [Abstract]
Organization and Nature of Business

NOTE 1. Organization and Nature of Business

Organization and Nature of Business

New Horizon Aircraft Ltd. (the “Company”, “Horizon”, “we,” “us” or “our”), a British Columbia corporation, with our headquarters located in Lindsay, Ontario, is an aerospace company. The Company is a former blank check company incorporated on March 11, 2022 under the name Pono Capital Three, Inc., (“Pono”) as a Delaware corporation, subsequently redomiciled in the Cayman Islands on October 14, 2022, and formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, or similar business combination with one or more businesses.

The Company’s objective is to significantly advance the benefits of sustainable air mobility. In connection with this objective, we have designed and developed a hybrid-electric vertical takeoff and landing (“eVTOL”) prototype aircraft for use in future regional air mobility (“RAM”) networks.

Business Combination

On February 14, 2023, we consummated an initial public offering (“IPO”). On January 12, 2024 (the “Closing date”), we consummated a merger (the “Merger”) with Pono Three Merger Acquisitions Corp., a British Columbia company (“Merger Sub”) and wholly-owned subsidiary of Pono, with and into Robinson Aircraft Ltd. (“Robinson”) pursuant to an agreement and plan of merger, dated as of August 15, 2023, (as amended by a Business Combination Agreement Waiver, dated as of December 27, 2023) by and among Pono, Merger Sub, Horizon, and Robinson.

The Merger and other transactions contemplated thereby (collectively, the “Business Combination”) closed on January 12, 2024, when, pursuant to the Business Combination Agreement, Merger Sub merged with and into Robinson Aircraft Ltd., surviving the Merger as a wholly owned subsidiary of Pono. Pono changed its name to “New Horizon Aircraft Ltd” and the business of Robinson became the business of New Horizon Aircraft Ltd.

The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Pono was treated as the acquired company and Robinson was treated as the acquirer for financial statement reporting purposes.

The financial statements included in this report reflect (i) the historical operating results of Robinson prior to the Business Combination (“Legacy Horizon”); (ii) the combined results of Pono and Legacy Horizon following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Horizon at their historical cost; and (iv) the Company’s equity structure for all periods presented.

NOTE 1. DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY

New Horizon Aircraft Ltd. f/k/a Pono Capital Three, Inc. (the “Company” or “Pono”) was a blank check company incorporated in Delaware on March 11, 2022 under the name “Pono Capital Three, Inc.” as a special purpose acquisition company, formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On February 14, 2023, Pono consummated an initial public offering. On January 12, 2024, Pono completed a series of transactions that resulted in the combination (the “Business Combination”) of Pono with Robinson Aircraft, Ltd. d/b/a Horizon Aircraft (“Horizon”) pursuant to the previously announced Business Combination Agreement, dated as of August 15, 2023, (as amended by that certain Business Combination Agreement Waiver, dated as of December 27, 2023) by and among Pono, Pono Three Merger Acquisitions Corp., a British Columbia company and wholly-owned subsidiary of Pono (“Merger Sub”), and Horizon. On January 11, 2024, Pono was continued and de-registered from the Cayman Islands and redomesticated as a British Columbia company (the “SPAC Continuation”), and on January 12, 2024, Merger Sub and Horizon were amalgamated under the laws of British Columbia (the “Amalgamation”), and Pono changed its name to New Horizon Aircraft Ltd. (“New Horizon”). At this time, the business of the Horizon became the business of the Company. The Company was an emerging growth company and, as such, the Company was subject to all of the risks associated with emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity from inception through December 31, 2023 related to the Company’s formation and initial public offering (“Initial Public Offering”), which is described below. The Company did not generate any operating revenues prior to the completion of a Business Combination. The Company generated non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering. The Company has selected December 31 as its fiscal year end.

The registration statement for the Company’s Initial Public Offering was declared effective on February 9, 2023. On February 14, 2023, the Company consummated the Initial Public Offering of 11,500,000 units, (the “Units” and, with respect to the Class A ordinary shares included in the Units sold, the “Public Shares”), including 1,500,000 Units issued pursuant to the exercise of the underwriter’s over-allotment option in full, generating gross proceeds of $115,000,000, which is discussed in Note 3. Each Unit consisted of one Class A ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per whole share (see Note 7).

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 565,375 units (the “Placement Units”) at a price of $10.00 per Placement Unit in a private placement to Mehana Capital LLC (the “Sponsor”), including 54,000 Placement Units issued pursuant to the exercise of the underwriter’s over-allotment option in full, generating gross proceeds of $5,653,750, which is described in Note 4.

Following the closing of the Initial Public Offering on February 14, 2023, an amount of $117,875,000 ($10.25 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Placement Units was placed in a trust account (the “Trust Account”), and invested only in U.S. government treasury obligations with maturities of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations, until the completion of a business combination.

Transaction costs related to the issuances described above amounted to $5,610,317, consisting of $1,265,000 of cash underwriting fees, $3,450,000 of deferred underwriting fees and $895,317 of other offering costs.

The Company’s management had broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Placement Units, although substantially all of the net proceeds were intended to be applied generally toward consummating a business combination. The Company completed the Business Combination with Horizon that together had an aggregate fair market value of at least 80% of the value of the Trust Account (as defined below) (excluding the deferred underwriting commissions and taxes payable on income earned on the Trust Account) at the time of the agreement entered into with respect to the initial Business Combination. The Company completed a business combination as the post-transaction company owned or acquired 50% or more of the outstanding voting securities of the target or otherwise acquired a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

The Company provided its holders of the outstanding Public Shares (the “Public Shareholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a shareholder meeting called to approve the Business Combination or (ii) by means of a tender offer. In connection with the Business Combination, the Company sought shareholder approval of a Business Combination at a meeting called for such purpose at which stockholders may have sought to redeem their shares, regardless of whether they vote for or against a business combination. The Company would have proceeded with a business combination if the Company had net tangible assets of at least $5,000,001 upon consummation of such business combination and a majority of the shares voted were voted in favor of the business combination.

The Sponsor had agreed (a) to vote its Class B ordinary shares, the ordinary shares included in the Placement Units and the Public Shares purchased in the Initial Public Offering in favor of a Business Combination, (b) not to propose an amendment to the Amended and Restated Memorandum and Articles of Association with respect to the Company’s pre-Business Combination activities prior to the consummation of a Business Combination unless the Company provided dissenting Public Shareholders with the opportunity to redeem their Public Shares in conjunction with any such amendment; (c) not to redeem any shares (including the Class B ordinary shares) and Placement Units (including underlying securities) into the right to receive cash from the Trust Account in connection with a shareholder vote to approve a Business Combination (or to sell any shares in a tender offer in connection with a Business Combination if the Company did not seek shareholder approval in connection therewith) or a vote to amend the provisions of the Amended and Restated Memorandum and Articles of Association related to shareholders’ rights of pre-Business Combination activity and (d) that the Class B ordinary shares and Placement Units (including underlying securities) do not participate in any liquidating distributions upon winding up if a Business Combination was not consummated. However, the Sponsor was entitled to liquidating distributions from the Trust Account with respect to any Public Shares purchased in the Initial Public Offering if the Company failed to complete its Business Combination.

The Company had 12 months (or up to 18 months from the closing of the Initial Public Offering at the election of the Company pursuant to six one month extensions subject to satisfaction of certain conditions, including the deposit of up to $379,500 ($0.033 per unit) for such one month extension, into the Trust Account, or as extended by the Company’s shareholder in accordance with the Amended and Restated Memorandum and Articles of Association) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”). If the Company was unable to complete a Business Combination within the Combination Period, the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses up to $100,000), divided by the number of then outstanding Public Shares, which redemption would have completely extinguish Public Shareholders’ rights as shareholder (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.

The Sponsor had agreed that it would have been liable to the Company, if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company had discussed entering into a transaction agreement, reduced the amounts in the Trust Account to below $10.25 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). In the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor was not responsible to the extent of any liability for such third-party claims. The Company sought to reduce the possibility that the Sponsor would have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered accounting firm), prospective target businesses or other entities with which the Company did business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity

As of December 31, 2023 and December 31, 2022, the Company had $16,138 and $88,277 in cash, respectively, and a working capital deficit of $864,387 and $352,489, respectively. Prior to the completion of the Initial Public Offering, the Company lacked the liquidity it needed to sustain operations for a reasonable period of time, which is considered to be one year from the issuance date of the consolidated financial statements. The Company completed its Initial Public Offering at which time capital in excess of the funds deposited in the Trust Account and/or used in fund offering expenses was released to the Company for general working capital purposes. In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor may provide us up to $1,500,000 under Working Capital Loans (see Note 5.)

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The Company incurred significant costs in pursuit of the Company’s financing and acquisition plans. In connection with the Company’s assessment of going concern considerations in accordance with FASB’s ASC Subtopic 205-40, Presentation of Financial Statements — Going Concern, management has determined that liquidity conditions and the mandatory business combination deadline conditions raised substantial doubt about the Company’s ability to continue as a going concern within the earlier of the Combination Period, which ended on February 14, 2024, or one year after the date that the consolidated financial statements are issued had the Business Combination not been consummated. The closing of the Business Combination on January 12, 2024 alleviated the above mentioned conditions.

Risks and Uncertainties

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023 (the “Excise Tax”). The Excise Tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the Excise Tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the Excise Tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the Excise Tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the Excise Tax.

Any redemption or other repurchase that occurs on or after January 1, 2023, in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise, may be subject to the Excise Tax. Whether and to what extent the Company would be subject to the Excise Tax in connection with a business combination, votes relating to certain amendments to the Company’s Amended and Restated Certificate of Incorporation or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. The mechanics of any required payment of the Excise Tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to effect an extension of the time in which the Company must complete a business combination or complete a business combination.

Business Combination

On August 15, 2023, Pono entered into a Business Combination Agreement (the “Business Combination Agreement”), by and among Pono, the Merger Sub and Horizon. Horizon is an innovative aerospace company building an operationally ready eVTOL (hybrid-electric Vertical Takeoff and Landing) aircraft.

On December 27, 2023, Pono and Horizon entered into a Business Combination Agreement Waiver (the “Business Combination Agreement Waiver”) to waive the Equity Financing closing condition set forth in the Business Combination Agreement. Pono entered into a subscription agreement (the “Subscription Agreement”), pursuant to which Pono obtained a commitment from a certain investor (the “Subscriber”) to purchase Pono’s Class A ordinary shares (such shares, collectively, “Subscription Shares”) in an aggregate value of $2,000,000 (as of the date thereof), representing 200,000 Subscription Shares at a price of $10.00 per share. The purpose of the sale of the Subscription Shares was to raise additional capital for use in connection with the Business Combination. The closing of the sale of the Subscription Shares pursuant to the Subscription Agreement was contingent upon, among other customary closing conditions, the substantially concurrent consummation of the Business Combination. Pono entered into a letter agreement (the “Letter Agreement”) with Horizon, pursuant to which, as an inducement for the Subscriber to enter into the Subscription Agreement, Horizon agreed to transfer or cause to be transferred an aggregate of 330,000 Incentive Shares (as defined in the Business Combination Agreement) to the Subscriber and an additional 470,000 Incentive Shares to the Subscriber’s designees.

Pursuant to the Business Combination Agreement, at the closing of the transactions contemplated by the Business Combination Agreement, which occurred on January 12, 2024 (the “Closing”), Merger Sub and Horizon were amalgamated under the laws of British Columbia, with Horizon continuing as the surviving corporation (the “Surviving Corporation”). Pono changed its name to New Horizon Aircraft Ltd. (“New Horizon”)

As consideration for the Business Combination, the holders of Horizon common shares collectively were entitled to receive from Pono, in the aggregate, a number of Pono Class A ordinary shares equal to (the “Exchange Consideration”) the quotient derived from dividing (a) the difference of (i) Ninety-six Million Dollars ($96,000,000) minus (ii) the Closing Net Indebtedness, by (b) the Redemption Price (as defined in the Business Combination Agreement), with each Horizon shareholder receiving, for each Horizon share held, a number of Pono Class A ordinary shares equal to such shareholder’s pro rata portion of the Exchange Consideration. Each outstanding option to purchase Horizon common stock was cancelled or exercised prior to the Closing.

The Exchange Consideration otherwise payable to Horizon stockholders was subject to the withholding of a number of shares of the Company common stock equal to three percent (3.0%) of the Exchange Consideration to be placed in escrow for post-closing adjustments (if any) to the Exchange Consideration.

The Exchange Consideration was subject to adjustment after the Closing based on confirmed amounts of the Closing Net Indebtedness as of the Closing Date. If the adjustment was a negative adjustment in favor of the Company, the escrow agent shall distribute to the Company a number of Company Class A ordinary shares with a value equal to the absolute value of the adjustment amount. If the adjustment was a positive adjustment in favor of Horizon, the Company will issue to the Horizon shareholders an additional number of Company Class A ordinary shares with a value equal to the adjustment amount.

In connection with the Business Combination, the Company and Horizon entered into an agreement with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”) and (iii) Meteora Strategic Capital, LLC (“MSC”) (with MCP, MSTO and MSC collectively referred to as the “Seller” or “Meteora”) (the “Forward Purchase Agreement” or “Confirmation”) for OTC Equity Prepaid Forward Transactions. Pursuant to the terms of the Forward Purchase Agreement, the Seller intends, but is not obligated, to purchase up to 9.9% of the total Company Class A ordinary shares, par value $0.0001 per share, of the Company outstanding following the closing of the Business Combination concurrently with the Closing pursuant to the Seller’s FPA Funding Amount PIPE Subscription Agreement (as defined below), less the number of Pono Class A ordinary shares purchased by the Seller separately from third parties through a broker in the open market (“Recycled Shares”). The Forward Purchase Agreement is within the scope of ASC 480-10 due to the obligation to repurchase the Company’s equity shares and transfer cash. Accordingly, the initial fair value will be recorded as a liability with any changes in value recognized in earnings in the period of remeasurement.

On August 15, 2023, the Company entered into a subscription agreement (the “FPA Funding Amount Subscription Agreement”) with Seller. Pursuant to the FPA Funding Subscription Agreement, Seller agreed to subscribe for and purchase, and the Company agreed to issue and sell to Seller, on the Closing Date at a price of $10.00 per share, an aggregate of up to the Maximum Amount, less the Recycled Shares in connection with the Forward Purchase Agreements.